SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (Parenthetical)	Dec. 31, 2025	Jun. 16, 2025
Defined Benefit Plan Disclosure [Line Items]
Equity rate		2.78%
Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate	15.00%